Cash and equivalents, marketable securities and short-term investments - Unrealized gains and losses (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Cost basis	$ 5,635	$ 5,972
Gross unrealized gains	26	37
Gross unrealized losses	(2)	0
Fair value	5,659	6,009
Cash and equivalents	4,489	3,901
Marketable securities and short-term investments	1,170	2,108
Changes in fair value recorded in net income
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Cost basis	5,358	5,605
Gross unrealized gains	18	12
Gross unrealized losses	0	0
Fair value	5,376	5,617
Cash and equivalents	4,489	3,901
Marketable securities and short-term investments	887	1,716
Cash
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Cost basis	2,752	2,388
Fair value	2,752	2,388
Cash and equivalents	2,752	2,388
Time deposits
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Cost basis	2,037	1,513
Fair value	2,037	1,513
Cash and equivalents	1,737	1,513
Marketable securities and short-term investments	300
Equity securities
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Cost basis	569	1,704
Gross unrealized gains	18	12
Fair value	587	1,716
Marketable securities and short-term investments	587	1,716
Changes in fair value recorded in other comprehensive income
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Cost basis	277	367
Gross unrealized gains	8	25
Gross unrealized losses	(2)	0
Fair value	283	392
Cash and equivalents	0	0
Marketable securities and short-term investments	283	392
Debt securities - U.S. government obligations | Available-for-sale securities
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Cost basis	203	274
Gross unrealized gains	7	19
Gross unrealized losses	(1)
Fair value	209	293
Marketable securities and short-term investments	209	293
Debt securities - European government obligations | Available-for-sale securities
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Cost basis		24
Fair value		24
Marketable securities and short-term investments		24
Debt securities - Corporate | Available-for-sale securities
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Cost basis	74	69
Gross unrealized gains	1	6
Gross unrealized losses	(1)
Fair value	74	75
Marketable securities and short-term investments	74	75
Restricted cash, current
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Cash and equivalents	30	323
Restricted cash, non-current
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Cash and equivalents	$ 300	$ 300